Annual Fund Operating Expenses - Investor - Vanguard Real Estate Index Fund - Investor Shares	May 28, 2021
Operating Expenses:
Management Fees	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.26%